Revenue (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 16,351,286	$ 644,294	$ 2,145,716
Asia [Member]
Revenue	2,886,268	644,294	2,145,716
International [Member]
Revenue	16,351,286	644,294	2,145,716
Canada [Member]
Revenue	0	0	0
Africa [Member]
Revenue	$ 13,465,018	$ 0	$ 0